ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST RCM World Trends Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

(each, a Portfolio and collectively, the Portfolios)

Supplement dated November 29, 2018 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust SAI.

A.	Amended Subadvisory Agreements with T. Rowe Price Associates, Inc. (T. Rowe Price) and Additional Management Fee Waivers for Portfolios Subadvised by T. Rowe Price

The Board of Trustees of the Trust (the Board) recently approved amending the subadvisory agreements among PGIM Investments LLC and AST Investment Services, Inc. (collectively, the Manager) with T. Rowe Price to reflect new subadvisory fee schedules for the AST Advanced Strategies Portfolio (the Advanced Strategies Portfolio) and the AST T. Rowe Price Large-Cap Value Portfolio (the LCV Portfolio). In addition, the Manager has agreed to additional management fee waivers for the Advanced Strategies Portfolio and the LCV Portfolio. These changes are expected to become effective on December 1, 2018.

To reflect these changes, the SAI is hereby revised as follows, effective December 1, 2018:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing information pertaining to the Advanced Strategies Portfolio and the LCV Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Advanced Strategies Portfolio	The Manager has contractually agreed to waive 0.018% of its investment management fee through June 30, 2019. The Manager has also contractually agreed to waive an additional 0.004% of its investment management fee through June 30, 2020. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees. The Manager has also voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying portfolios to gain exposure to small-cap equity securities. This waiver is voluntary and may be modified or terminated by the Manager at any time without notice.
AST T. Rowe Price Large-Cap Value Portfolio

The Manager has contractually agreed to waive 0.040% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

The Manager has also voluntarily agreed to waive 0.027% of its management fee through April 29, 2019. This waiver is voluntary and may be modified or terminated by the Manager at any time without notice.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to T. Rowe Price for the Advanced Strategies Portfolio and the LCV Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Advanced Strategies Portfolio	T. Rowe Price

Portfolio daily net assets up to $100 million:
0.50% of average daily net assets to $50 million;
0.45% of average daily net assets over $50 million to $100 million

When Portfolio average daily net assets exceed $100 million:
0.40% of average daily net assets

When Portfolio average daily net assets exceed $200 million:
0.35% of average daily net assets

When Portfolio average daily net assets exceed $500 million:
0.325% on all assets up to $500 million;
0.30% of average daily net assets over $500 million

When Portfolio average daily net assets exceed $1 billion:
0.30% of average daily net assets

When Portfolio average daily net assets exceed $1.5 billion:
0.275% of average daily net assets

When Portfolio average daily net assets exceed $4 billion:
0.245% of average daily net assets

AST T. Rowe Price Large-Cap Value Portfolio	T. Rowe Price

Portfolio daily net assets up to $100 million:
0.50% of average daily net assets to $50 million;
0.45% of average daily net assets over $50 million to $100 million

When Portfolio average daily net assets exceed $100 million:
0.40% of average daily net assets

When Portfolio average daily net assets exceed $200 million:
0.35% of average daily net assets

When Portfolio average daily net assets exceed $500 million:
0.325% on all assets up to $500 million;
0.30% of average daily net assets over $500 million

When Portfolio average daily net assets exceed $1 billion:
0.30% of average daily net assets

When Portfolio average daily net assets exceed $1.5 billion:
0.275% of average daily net assets

When Portfolio average daily net assets exceed $4 billion:
0.245% of average daily net assets

B.	Revised Contractual Subadvisory Fee Rate for the AST Goldman Sachs Multi-Asset Portfolio (the GS Portfolio) with Goldman Sachs Asset Management, L.P. (GSAM) and Additional Management Fee Waiver

The Board recently approved amending the subadvisory agreement among the Manager and GSAM to reflect a new subadvisory fee schedule for the GS Portfolio. In addition, the Manager has agreed to an additional contractual management fee waiver for the GS Portfolio. These changes are expected to become effective on December 1, 2018.

To reflect these changes, the SAI is hereby revised as follows, effective December 1, 2018:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the GS Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Goldman Sachs Multi-Asset Portfolio	The Manager has contractually agreed to waive 0.120% of its investment management fee through June 30, 2020. The Manager has also contractually agreed to waive an additional 0.015% of its investment management fee through June 30, 2020. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. These arrangements may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the GS Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Goldman Sachs Multi-Asset Portfolio	GSAM	0.22% of average daily net assets to $300 million;
0.21% on next $200 million of average daily net assets;
0.20% on next $250 million of average daily net assets;
0.19% on next $2.5 billion of average daily net assets;
0.18% on next $2.75 billion of average daily net assets;
0.15% on next $4 billion of average daily net assets;
0.12% over $10 billion of average daily net assets

C.	Revised Contractual Subadvisory Fee Rate for the AST RCM World Trends Portfolio (the RCM Portfolio) with Allianz Global Investors U.S. LLC (Allianz GI) and Additional Management Fee Waiver

The Board recently approved amending the subadvisory agreement among the Manager and Allianz GI to reflect a new subadvisory fee schedule for RCM Portfolio. In addition, the Manager has agreed to a contractual management fee waiver for the RCM Portfolio. These changes are expected to become effective on December 1, 2018.

To reflect these changes, the SAI is hereby revised as follows, effective December 1, 2018:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by adding the following information pertaining to the RCM Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST RCM World Trends Portfolio	The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the RCM Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST RCM World Trends Portfolio	Allianz GI	0.35% of average daily net assets to $500 million;
0.30% of average daily net assets over $500 million to $1 billion;
0.26% of average daily net assets over $1 billion to $2.5 billion;
0.20% of average daily net assets over $2.5 billion

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP4